Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$ 2,249	$ 971
Allowance for credit losses	1,116	1,667
Accrued expenses	468	806
Partnerships and other investment assets	252	521
Securities available-for-sale and financial instruments	111	220
Stock compensation	79	120
Pension and postretirement benefits		394
Other deferred tax assets, net	215	291
Gross deferred tax assets	4,490	4,990
Deferred Tax Liabilities
Leasing activities	(2,277)	(3,096)
Goodwill and other intangible assets	(693)	(962)
Mortgage servicing rights	(604)	(883)
Loans	(160)	(234)
Pension and postretirement benefits	(20)
Fixed assets	(4)	(60)
Other deferred tax liabilities, net	(131)	(113)
Gross deferred tax liabilities	(3,889)	(5,348)
Valuation allowance	(128)	(121)
Net Deferred Tax Asset	$ 473
Net Deferred Tax Liability		$ (479)